Offerings	Jan. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 15,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,140.55
Offering Note	This registration statement relates to: (a) non-transferable subscription rights to purchase Common Stock of the Registrant, and (b) the shares of the Registrant's Common Stock issuable upon the exercise of such non-transferable subscription rights pursuant to the Rights Offering. The securities registered hereunder include an indeterminate number of shares of Common Stock which shall have an aggregate offering price not to exceed $15,500,000. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Non-transferable subscription rights to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The subscription rights are being issued without consideration. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required because the subscription rights are being registered in the same registration statement as the shares of Common Stock underlying the subscription rights.